Cover	May 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2022
Entity File Number	001-40589
Entity Registrant Name	NORTHEAST COMMUNITY BANCORP, INC.
Entity Central Index Key	0001847398
Entity Tax Identification Number	86-3173858
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	325 Hamilton Avenue
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10601
City Area Code	914
Local Phone Number	684-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NECB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false